Right-of-use assets	12 Months Ended
Dec. 31, 2020
Operating Lease Right Of Use Assets [Abstract]
Right-of-use assets

9.     Right-of-use assets:

December 31, 2020	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,060.9	$(228.0)	$832.9
Other operating leases	13.6	(5.3)	8.3
Right-of-use assets	$1,074.5	$(233.3)	$841.2

December 31, 2019	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,060.9	$(110.1)	$950.8
Office operating leases	8.2	(1.8)	6.4
Right-of-use assets	$1,069.1	$(111.9)	$957.2

During the year ended December 31, 2020, change in right-of-use assets was $120,140,000 (2019 - $111,810,000).